Transactions and Balances with Related Parties (Details) - Schedule of balances receivable from and payable to related parties - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable:
Total short term	$ 70,232	$ 52,706
Accounts receivable:
Total long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,070,158	1,008,743
Total, long-term	1,718,439	1,657,024
Accounts payable:
Total accounts payable	312,913	351,511
Industrias CH, S.A.B. de C.V. [Member]
Accounts receivable:
Total short term	6,073	6,073
Ca. Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	628	611
Operadora compañía Mexicana de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	873	848
Cia Tubos y Perfiles Monterrey, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,318	3,318
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	2,872	3,452
Accounts payable:
Total accounts payable	2,074	3,855
Operadora Construalco, S.A. de C.V. [Member]
Accounts receivable:
Total short term	519	3,320
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,638	2,643
Accounts payable:
Total accounts payable	7,155	4,625
Arrendadora Norte de Matamoros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,294	1,294
Operadora Industrial de Herramientas, S.A. de C.V. [Member]
Accounts receivable:
Total short term	816	411
Joist del Golfo, S.A. de C.V [Member]
Accounts receivable:
Total short term	5,227	12,192
Ferrovisa, S.A. (in Dollars) [Member]
Accounts receivable:
Total short term		17,762
Sigosa Aceros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	18,942
Accounts payable:
Total accounts payable	48,096
Siderúrgicos del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	940
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	25,588
Pytsa Industrial de Mexico. S.A. de C.V. [Member]
Accounts receivable:
Total short term	438
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	820
Others [Member]
Accounts receivable:
Total short term	246	782
Accounts payable:
Total accounts payable	188	352
Industrias CH, S.A.B. de C.V. [Member]
Accounts receivable:
Total long term	648,281	648,281
Industrias CH, S.A.B de C.V. (in Dollars) [Member]
Loans to related parties:
Total loans to related parties	915,553	858,510
Perfiles Comerciales Sigosa, S.A. de C.V. (in Dollars) [Member]
Loans to related parties:
Total loans to related parties	154,605	150,233
Industrias CH, S.A.B. de C.V. [Member]
Accounts payable:
Total accounts payable	214,294	214,294
Perfiles Comeciales Sigosa, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	3,802	1,292
Holding Protel, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	251	251
Compañia Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	445	1,404
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	11,603	9,073
Comercializadora SIGOSA, S.A. de C.V.[Member]
Accounts payable:
Total accounts payable	2,532	102,067
Compañia Manufacturera de Tubos, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	7,174	7,377
Operadora Compañia Mexicana de Tubos, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	7,090	6,287
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	595	634
Industrias Procarsa, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	156	0
Ferrovisa, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	$ 7,458	$ 0